REVENUES (Textual) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Revenue From Contract With Customer [Line Items]
Contract liabilities recognized revenue	¥ 947,077	$ 136,039
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Revenue From Contract With Customer [Line Items]
Remaining performance obligations recognized period	1 year	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Revenue From Contract With Customer [Line Items]
Remaining performance obligations recognized period	5 years	5 years